Employee Benefit Plans Narrative Data (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Minimum Required Contribution	$ 1,000,000	$ 576,000
Defined Benefit Plan, Pre-Funding Contribution Balance Utilized to Offset Minimum Required Amount	424,000
Defined Benefit Plan, Contributions by Employer in Excess of Required Minimum		1,400,000
Weighted average assumptions, pension benefit obligation, discount rate	3.95%	4.41%
Weighted average assumptions, pension benefit obligation, rate of compensation increase	0.00%	4.25%
Weighted average assumptions, net periodic benefit cost, discount rate	3.85%	5.56%
Weighted average assumptions, net periodic benefit cost, rate of compensation increase		4.50%
Weighted average assumptions, net periodic benefit cost, expected long-term ate of return on plan assets	6.75%	6.75%
Estimated employer contributions to the Plan for 2013	0
Deferred Compensation Arrangements [Abstract]
Deferred compensation expense	10,000	8,000
Deferred compensation accrued benefit liability	972,000	1,100,000
Cash surrender value of life insurance policies purchased to fund the deferred compensation plan	1,200,000	1,600,000
Death benefit receivable	806,000
General unsecured obligation of unfunded deferred compensation plan	158,000	128,000
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Employer contributions to defined contribution plan	433,000	168,000
Employer profit-sharing contribution	$ 242,000